LOANS FROM RELATED PARTY (Tables)	6 Months Ended
Jun. 30, 2013
Loans From Related Party Tables
Loans from related party

Notes payable to related party is as follows:

	June 30,	December 31,
	2013	2012

Unsecured promissory note dated December 2, 2011 and due December 2, 2012, issued to an entity controlled by Michael James an officer of the Company, bearing interest at a rate of 15% per annum. The maturity date has been extended until August 31, 2013. Interest shall be paid in cash or common stock at the holders’ option. Principal in the amount of $5,000 has been paid during the six months ended June 30, 2013.	$30,000	$35,000

Unsecured promissory note dated December 2, 2011 and due December 2, 2012, issued to Michael Nahass a director of the Company, bearing interest at a rate of 15% per annum. The maturity date has been extended until August 31, 2013. Interest shall be paid in cash or common stock at the holders’ option. During the six months ended June 30, 2013, $17,502 has been advanced to the Company. Principal in the amount of $15,000 has been paid during the six months ended June 30, 2013.	72,500	69,998
	$102,500	$104,998